Convertible Preferred Stock - Conversion (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Threshold per share price of common stock for automatic conversion of preferred stock	$ 1.00	$ 0.35
Threshold net cash proceeds for automatic conversion of preferred stock	$ 50,000	$ 50,000
Threshold proceeds received from the "special purpose acquisition corporation" trust account for automatic conversion of preferred stock		$ 30,000